T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement Income Fund

Supplement to prospectus dated October 1, 2005

Effective on or about January 31, 2006, the Board of Directors has approved adding three funds to the list of underlying stock funds in which each Retirement Fund can invest: Extended Equity Market Index Fund, New Horizons Fund, and Small-Cap Value Fund. Therefore, the disclosure under the subheading, "What is each fund`s principal investment strategy?" on pages 2 through 8 and Table 15 on pages 37 and 38 in the prospectus has been revised accordingly:

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of August 1, 2005. As discussed later in this section, each fund has a "neutral" allocation that will vary over time according to a predetermined "glide path." The target allocations may vary from the neutral allocations. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.

The date of the this supplement is December 19, 2005.

C16-041 12/19/05

Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	10.0%	Cash	8.5%	Summit Cash Reserves
		Short-Term Bonds	1.5	Short-Term Bond
Fixed Income	31.5	Domestic Bonds	24.5	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	58.5	Large-Cap	30.5	Equity Index 500
		Large-Cap Growth	4.5	Growth Stock
		Large-Cap Value	4.5	Value
		Mid-Cap	6.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	5.0	New Horizons Small-Cap Stock Small-Cap Value
		International	8.0	International Growth & Income International Stock

Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	8%	Cash	7.0%	Summit Cash Reserves
		Short-Term Bonds	1.0	Short-Term Bond
Fixed Income	25	Domestic Bonds	18.0	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	67	Large-Cap	26.0	Equity Index 500
		Large-Cap Growth	9.0	Growth Stock
		Large-Cap Value	9.0	Value
		Mid-Cap	7.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	6.0	New Horizons Small-Cap Stock Small-Cap Value
		International	10.0	International Growth & Income International Stock

Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	4%	Cash	3.5%	Summit Cash Reserves
		Short-Term Bonds	0.5	Short-Term Bond
Fixed Income	23	Domestic Bonds	16.0	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	73	Large-Cap	22.0	Equity Index 500
		Large-Cap Growth	13.0	Growth Stock
		Large-Cap Value	13.0	Value
		Mid-Cap	7.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	7.0	New Horizons Small-Cap Stock Small-Cap Value
		International	11.0	International Growth & Income International Stock

Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	1.5%	Cash	1.5%	Summit Cash Reserves
Fixed Income	19.5	Domestic Bonds	12.5	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	79.0	Large-Cap	17.5	Equity Index 500
		Large-Cap Growth	17.5	Growth Stock
		Large-Cap Value	17.5	Value
		Mid-Cap	7.5	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	7.0	New Horizons Small-Cap Stock Small-Cap Value
		International	12.0	International Growth & Income International Stock

Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	14.5%	Domestic Bonds	8.5%	New Income
		High-Yield Bonds	6.0	High Yield
Stocks	85.5	Large-Cap	15.0	Equity Index 500
		Large-Cap Growth	20.5	Growth Stock
		Large-Cap Value	21.0	Value
		Mid-Cap	8.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	8.0	New Horizons Small-Cap Stock Small-Cap Value
		International	13.0	International Growth & Income International Stock

Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 10  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	30.0%	Cash	25.5%	Summit Cash Reserves
		Short-Term Bonds	4.5	Short-Term Bond
Fixed Income	26.5	Domestic Bonds	20.0	New Income
		High-Yield Bonds	6.5	High Yield
Stocks	43.5	Large-Cap	29.5	Equity Index 500
		Mid-Cap	4.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	4.0	New Horizons Small-Cap Stock Small-Cap Value
		International	6.0	International Growth & Income International Stock

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

As set forth in Tables 1—9, each fund has target allocations for the broad asset classes. These target allocations are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term fixed-income, 30% fixed-income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only after investments are made into the other funds representing the small- and mid-cap sectors.

Investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteris tics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Table 15  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Extended Equity Market Index	Performance equal to that of U.S. stocks not included in the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the Dow Jones Wilshire 4500 Completion Index to represent this universe.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.

Additionally, Table 11 on page 12 of the prospectus is amended as follows to include the average annual total returns for the Retirement 2010, 2020, 2030, and 2040 Funds` new Dow Jones Target benchmarks:

Table 11  Average Annual Total Returns  (continued)
	Periods ended December 31, 2004
	1 year	Since inception (9/30/02)
2010 Fund
Returns before taxes	11.11%	18.27%
Returns after taxes on distributions	10.54	17.72
Returns after taxes on distributions and sale of fund shares	7.44	15.48
Dow Jones Target 2010 Indexa	7.80	12.11
Dow Jones Moderate Portfolio Index	12.97	20.41
Combined Index Portfoliob	10.26	17.04
2020 Fund
Returns before taxes	12.82	21.32
Returns after taxes on distributions	12.31	20.79
Returns after taxes on distributions and sale of fund shares	8.56	18.16
Dow Jones Target 2020 Indexa	11.91	18.70
Dow Jones Moderately Aggressive Portfolio Index	15.20	24.75
Combined Index Portfolioc	11.65	19.70
2030 Fund
Returns before taxes	14.15	23.30
Returns after taxes on distributions	13.74	22.85
Returns after taxes on distributions and sale of fund shares	9.45	19.95
Dow Jones Target 2030 Indexa	15.18	24.89
Dow Jones Aggressive Portfolio Index	17.70	29.53
Combined Index Portfoliod	12.98	22.19
2040 Fund
Returns before taxes	14.11	23.43
Returns after taxes on distributions	13.74	23.00
Returns after taxes on distributions and sale of fund shares	9.39	20.07
Dow Jones Target 2040 Indexa	16.36	27.01
Dow Jones Aggressive Portfolio Index	17.70	29.53
Combined Index Portfoliod	12.98	22.19
Income Fund
Returns before taxes	7.66	12.69
Returns after taxes on distributions	6.84	11.72
Returns after taxes on distributions and sale of fund shares	5.15	10.36
Dow Jones Moderately Conservative Portfolio Index	10.56	15.93
Combined Index Portfolioe	7.16	11.10

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

aThe new benchmark, like the fund, utilizes a continuous asset class glide path adjustment.

bCombined Index Portfolio is an unmanaged portfolio composed of 64.5% stocks (54.5% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index), 28.5% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (90-Day U.S. Treasury Bills).

cCombined Index Portfolio is an unmanaged portfolio composed of 77% stocks (65% Dow Jones Wilshire 5000 Composite Index, 12% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1% cash (90-Day U.S. Treasury Bills).

dCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).

eCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (90-Day U.S. Treasury Bills).

Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Moderate Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Aggressive Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bond, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement Income Fund—Advisor Class

Supplement to prospectus dated October 1, 2005

Effective on or about January 31, 2006, the Board of Directors has approved adding three funds to the list of underlying stock funds in which each Retirement Fund can invest: Extended Equity Market Index Fund, New Horizons Fund, and Small-Cap Value Fund. Therefore, the disclosure under the subheading, "What is each fund`s principal investment strategy?" on pages 1 through 5 and Table 9 on page 30 in the prospectus has been revised accordingly:

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of August 1, 2005. As discussed later in this section, each fund has a "neutral" allocation that will vary over time according to a predetermined "glide path." The target allocations may vary from the neutral allocations. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.

The date of the this supplement is December 19, 2005.

E216-041 12/19/05

Table 1  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	8%	Cash	7.0%	Summit Cash Reserves
		Short-Term Bonds	1.0	Short-Term Bond
Fixed Income	25	Domestic Bonds	18.0	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	67	Large-Cap	26.0	Equity Index 500
		Large-Cap Growth	9.0	Growth Stock
		Large-Cap Value	9.0	Value
		Mid-Cap	7.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	6.0	New Horizons Small-Cap Stock Small-Cap Value
		International	10.0	International Growth & Income International Stock

Table 2  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	1.5%	Cash	1.5%	Summit Cash Reserves
Fixed Income	19.5	Domestic Bonds	12.5	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	79.0	Large-Cap	17.5	Equity Index 500
		Large-Cap Growth	17.5	Growth Stock
		Large-Cap Value	17.5	Value
		Mid-Cap	7.5	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	7.0	New Horizons Small-Cap Stock Small-Cap Value
		International	12.0	International Growth & Income International Stock

Table 3  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 4  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 5  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	30.0%	Cash	25.5%	Summit Cash Reserves
		Short-Term Bonds	4.5	Short-Term Bond
Fixed Income	26.5	Domestic Bonds	20.0	New Income
		High-Yield Bonds	6.5	High Yield
Stocks	43.5	Large-Cap	29.5	Equity Index 500
		Mid-Cap	4.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	4.0	New Horizons Small-Cap Stock Small-Cap Value
		International	6.0	International Growth & Income International Stock

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

As set forth in Tables 1—4, each fund has target allocations for the broad asset classes. These target allocations are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term fixed-income, 30% fixed-income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only after investments are made into the other funds representing the small- and mid-cap sectors.

Investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Table 9  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Extended Equity Market Index	Performance equal to that of U.S. stocks not included in the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the Dow Jones Wilshire 4500 Completion Index to represent this universe.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.

Additionally, Table 6 on page 9 of the prospectus is amended as follows to include the average annual total returns for the Retirement 2010, 2020, 2030, and 2040 Funds` new Dow Jones Target benchmarks:

Table 6  Average Annual Total Returns  (continued)
	Periods ended December 31, 2004
	1 year	Since inception (10/31/03)
2010 Fund—Advisor Class
Returns before taxes	10.80%	14.03%
Returns after taxes on distributions	10.27	13.29
Returns after taxes on distributions and sale of fund shares	7.23	11.63
Dow Jones Target 2010 Indexa	7.80	9.89
Dow Jones Moderate Portfolio Index	12.97	15.89
Combined Index Portfoliob	10.26	13.08
2020 Fund—Advisor Class
Returns before taxes	12.59	16.41
Returns after taxes on distributions	12.00	15.65
Returns after taxes on distributions and sale of fund shares	8.29	13.61
Dow Jones Target 2020 Indexa	11.91	14.62
Dow Jones Moderately Aggressive Portfolio Index	15.20	18.62
Combined Index Portfolioc	11.65	14.99
2030 Fund—Advisor Class
Returns before taxes	13.79	18.16
Returns after taxes on distributions	13.41	17.64
Returns after taxes on distributions and sale of fund shares	9.20	15.30
Dow Jones Target 2030 Indexa	15.18	18.61
Dow Jones Aggressive Portfolio Index	17.70	21.75
Combined Index Portfoliod	12.98	16.83
2040 Fund—Advisor Class
Returns before taxes	13.82	18.17
Returns after taxes on distributions	13.49	17.70
Returns after taxes on distributions and sale of fund shares	9.19	15.32
Dow Jones Target 2040 Indexa	16.36	20.06
Dow Jones Aggressive Portfolio Index	17.70	21.75
Combined Index Portfoliod	12.98	16.83
Income Fund—Advisor Class
Returns before taxes	7.39	9.47
Returns after taxes on distributions	6.66	8.69
Returns after taxes on distributions and sale of fund shares	4.96	7.67
Dow Jones Moderately Conservative Portfolio Index	10.56	12.97
Combined Index Portfolioe	7.16	8.87

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

aThe new benchmark, like the fund, utilizes a continuous asset class glide path adjustment.

bCombined Index Portfolio is an unmanaged portfolio composed of 64.5% stocks (54.5% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index), 28.5% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (90-Day U.S. Treasury Bills).

cCombined Index Portfolio is an unmanaged portfolio composed of 77% stocks (65% Dow Jones Wilshire 5000 Composite Index, 12% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1% cash (90-Day U.S. Treasury Bills).

dCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).

eCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (90-Day U.S. Treasury Bills).

Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Moderate Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Aggressive Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bond, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement Income Fund—R Class

Supplement to prospectus dated October 1, 2005

Effective on or about January 31, 2006, the Board of Directors has approved adding three funds to the list of underlying stock funds in which each Retirement Fund can invest: Extended Equity Market Index Fund, New Horizons Fund, and Small-Cap Value Fund. Therefore, the disclosure under the subheading, "What is each fund`s principal investment strategy?" on pages 1 through 5 and Table 9 on page 30 in the prospectus has been revised accordingly:

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of August 1, 2005. As discussed later in this section, each fund has a "neutral" allocation that will vary over time according to a predetermined "glide path." The target allocations may vary from the neutral allocations. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.

The date of the this supplement is December 19, 2005.

E416-041 12/19/05

Table 1  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	8%	Cash	7.0%	Summit Cash Reserves
		Short-Term Bonds	1.0	Short-Term Bond
Fixed Income	25	Domestic Bonds	18.0	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	67	Large-Cap	26.0	Equity Index 500
		Large-Cap Growth	9.0	Growth Stock
		Large-Cap Value	9.0	Value
		Mid-Cap	7.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	6.0	New Horizons Small-Cap Stock Small-Cap Value
		International	10.0	International Growth & Income International Stock

Table 2  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	1.5%	Cash	1.5%	Summit Cash Reserves
Fixed Income	19.5	Domestic Bonds	12.5	New Income
		High-Yield Bonds	7.0	High Yield
Stocks	79.0	Large-Cap	17.5	Equity Index 500
		Large-Cap Growth	17.5	Growth Stock
		Large-Cap Value	17.5	Value
		Mid-Cap	7.5	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	7.0	New Horizons Small-Cap Stock Small-Cap Value
		International	12.0	International Growth & Income International Stock

Table 3  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 4  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	6.5%	Domestic Bonds	3.5%	New Income
		High-Yield Bonds	3.0	High Yield
Stocks	93.5	Large-Cap	12.0	Equity Index 500
		Large-Cap Growth	24.0	Growth Stock
		Large-Cap Value	24.5	Value
		Mid-Cap	9.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	9.0	New Horizons Small-Cap Stock Small-Cap Value
		International	15.0	International Growth & Income International Stock

Table 5  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Fixed Income	30.0%	Cash	25.5%	Summit Cash Reserves
		Short-Term Bonds	4.5	Short-Term Bond
Fixed Income	26.5	Domestic Bonds	20.0	New Income
		High-Yield Bonds	6.5	High Yield
Stocks	43.5	Large-Cap	29.5	Equity Index 500
		Mid-Cap	4.0	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.0	Extended Equity Market Index
		Small-Cap	4.0	New Horizons Small-Cap Stock Small-Cap Value
		International	6.0	International Growth & Income International Stock

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

As set forth in Tables 1—4, each fund has target allocations for the broad asset classes. These target allocations are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term fixed-income, 30% fixed-income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only after investments are made into the other funds representing the small- and mid-cap sectors.

Investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Table 9  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 8- to 12-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Bond	High level of income consistent with minimal fluctuation in principal value and liquidity. Invests primarily in short- and intermediate-term bonds rated within the four highest credit categories. Average maturity will not exceed three years.

Summit Cash Reserves	Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide a stable share price of $1.00.

Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Extended Equity Market Index	Performance equal to that of U.S. stocks not included in the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the Dow Jones Wilshire 4500 Completion Index to represent this universe.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.

Additionally, Table 6 on page 9 of the prospectus is amended as follows to include the average annual total returns for the Retirement 2010, 2020, 2030, and 2040 Funds` new Dow Jones Target benchmarks:

Table 6  Average Annual Total Returns  (continued)
	Periods ended December 31, 2004
	1 year	Since inception (10/31/03)
2010 Fund—R Class
Returns before taxes	10.65%	13.82%
Returns after taxes on distributions	10.15	13.10
Returns after taxes on distributions and sale of fund shares	7.13	11.46
Dow Jones Target 2010 Indexa	7.80	9.89
Dow Jones Moderate Portfolio Index	12.97	15.89
Combined Index Portfoliob	10.26	13.08
2020 Fund—R Class
Returns before taxes	12.37	16.21
Returns after taxes on distributions	11.92	15.58
Returns after taxes on distributions and sale of fund shares	8.25	13.55
Dow Jones Target 2020 Indexa	11.91	14.62
Dow Jones Moderately Aggressive Portfolio Index	15.20	18.62
Combined Index Portfolioc	11.65	14.99
2030 Fund—R Class
Returns before taxes	13.71	18.02
Returns after taxes on distributions	13.36	17.53
Returns after taxes on distributions and sale of fund shares	9.14	15.19
Dow Jones Target 2030 Indexa	15.18	18.61
Dow Jones Aggressive Portfolio Index	17.70	21.75
Combined Index Portfoliod	12.98	16.83
2040 Fund—R Class
Returns before taxes	13.66	18.03
Returns after taxes on distributions	13.37	17.60
Returns after taxes on distributions and sale of fund shares	9.07	15.21
Dow Jones Target 2040 Indexa	16.36	20.06
Dow Jones Aggressive Portfolio Index	17.70	21.75
Combined Index Portfoliod	12.98	16.83
Income Fund—R Class
Returns before taxes	7.24	9.30
Returns after taxes on distributions	6.52	8.54
Returns after taxes on distributions and sale of fund shares	4.86	7.54
Dow Jones Moderately Conservative Portfolio Index	10.56	12.97
Combined Index Portfolioe	7.16	8.87

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

aThe new benchmark, like the fund, utilizes a continuous asset class glide path adjustment.

bCombined Index Portfolio is an unmanaged portfolio composed of 64.5% stocks (54.5% Dow Jones Wilshire 5000 Composite Index, 10% MSCI EAFE Index), 28.5% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (90-Day U.S. Treasury Bills).

cCombined Index Portfolio is an unmanaged portfolio composed of 77% stocks (65% Dow Jones Wilshire 5000 Composite Index, 12% MSCI EAFE Index), 22% bonds (Lehman Brothers U.S. Aggregate Index), 1% cash (90-Day U.S. Treasury Bills).

dCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (75% Dow Jones Wilshire 5000 Composite Index, 15% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).

eCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (90-Day U.S. Treasury Bills).

Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Moderate Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Aggressive Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bond, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).